Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Aromatics [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from business disposal		$ 52.4	$ 52.4
Business disposal, selling price		47.4	47.4
Advance toward the cost of decommissioning and dismantling business		5.0	5.0
Contingent consideration		5.0	5.0
Working capital adjustment, net		0.2
Aromatics [Member] | INEOS Americas LLC. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Decommissioning and dismantlement costs			5.0
Window and Door Profiles Business [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale of business	$ 29.2
Discontinued Operations Disposed of by Sale [Member] | Aromatics [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advance toward the cost of decommissioning and dismantling business		4.6	4.6
Contingent consideration		5.5
Pre tax gain on business disposal		5.3	21.5
Discontinued Operations Disposed of by Sale [Member] | Aromatics [Member] | INEOS Americas LLC. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advance toward the cost of decommissioning and dismantling business		5.0	5.0
Decommissioning and dismantlement costs		$ 5.0	$ 0.8